Commitments and Contingencies	12 Months Ended
Dec. 25, 2012
Commitments and Contingencies

(11) Commitments and Contingencies

Prior to the Acquisition, the Company guaranteed certain lease payments of Star’s subsidiaries in connection with the leasing of real estate for restaurant locations. As of December 25, 2012, the Company was responsible as guarantor for five of the leases of its affiliates. The leases expire at various times through 2016. These guarantees will require payment by the Company only in an event of default by the affiliate where it is unable to make the required lease payments. During 2010 and 2011, the Company incurred expenses of $280 and $130 in connection with certain of these guarantees in return for releases from such guarantees which are included in other expenses. Management believes that any future payments required under these guarantees will not be significant. At December 25, 2012 the maximum potential amount of future payments the Company could be required to make as a result of the guarantees was $1,997.

At December 25, 2012 the Company had outstanding letters of credit of $976, of which $215 were collateralized by restricted cash and $761 were outstanding on the Company’s revolving credit facility. The letters of credit typically act as guarantee of payment to certain third parties in accordance with specified terms and conditions.